Stock-Based Incentive Compensation Plans Stock-Based Incentive Compensation Plans - RSU (Detail) - 2016 Equity Incentive Plan (EIP) [Member] - $ / shares shares in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017
Service Restricted Stock Units [Member]
Units [Roll Forward]
Beginning balance, Units	547
Granted	525
Forfeited	(42)
Ending balance, Units	1,030	547
Weighted Average Fair Value At Period End [Roll Forward]
Beginning balance, Weighted-Average Fair Value (in dollars per unit)	$ 6.90
Granted, Weighted-Average Fair Value (in dollars per unit)	9.60
Forfeited, Weighted-Average Fair Value (in dollars per unit)	9.60
Ending balance, Weighted-Average Fair Value (in dollars per unit)	$ 8.17	$ 6.90
Weighted Average Remaining Contractual Life (Years)	1 year 8 months 12 days	2 years 4 months 24 days
Performance Restricted Stock Units [Member]
Units [Roll Forward]
Beginning balance, Units	1,094
Granted	842
Forfeited	(192)
Ending balance, Units	1,744	1,094
Weighted Average Fair Value At Period End [Roll Forward]
Beginning balance, Weighted-Average Fair Value (in dollars per unit)	$ 6.90
Granted, Weighted-Average Fair Value (in dollars per unit)	9.60
Forfeited, Weighted-Average Fair Value (in dollars per unit)	8.07
Ending balance, Weighted-Average Fair Value (in dollars per unit)	$ 8.08	$ 6.90
Weighted Average Remaining Contractual Life (Years)	1 year 4 months 24 days	2 years 4 months 24 days